Fair Value Measurements - Summary of Fair Value Hierarchy for Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 3,224.2	$ 2,459.6
Not measured at fair value in statement of financial position but for which fair value is disclosed | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	298.2
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes payable
Disclosure of fair value measurement of liabilities [line items]
Liabilities	64.7
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 1 | Notes payable
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	290.1
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 2 | Notes payable
Disclosure of fair value measurement of liabilities [line items]
Liabilities	64.7
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Senior unsecured notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Level 3 | Notes payable
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 0.0